long-term debt - TELUS Communications Inc. debentures (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TELUS Communications debentures
Long-term debt	$ 28,854	$ 27,349
8.80% Debentures, Series B
TELUS Communications debentures
Interest rate on borrowings	8.80%
Debentures issued	$ 200
Debentures price	$ 995.1
Debentures basis points	0.15
Redemption price percentage	100.00%
8.80% Debentures, Series B | Minimum
TELUS Communications debentures
Redemption of debentures, notice period	30 days